Management Incentive Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock-Based Compensation
Management Incentive Plan

8. Stock-Based Compensation

The below table summarizes the Company’s stock-based compensation expense for each period presented:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
Stock-Based Compensation	$410	$—	$23,677	$—

Stock-based compensation expense is recognized on a straight-line basis over the vesting period of awards. The Company does not apply a forfeiture rate to unvested awards and accounts for forfeitures as they occur. All stock-based compensation is included in other underwriting expenses in the Company’s Unaudited Condensed Consolidated Statement of Income (Loss) and Comprehensive Income.

The Company recognized approximately $23.0 million of stock-based compensation expense in March 2019 relating to the modification of its 2014 Management Incentive Plan. The Company began recognizing stock-based compensation expense relating to its 2019 Equity Incentive Plan and the 2019 Employee Stock Purchase Plan upon their inception and initial stock grants in April 2019. All stock based compensation expense recognized during the three months ended September 30, 2019 relates to the 2019 Equity Incentive Plan and 2019 Employee Stock Purchase Plan.

Management Incentive Plan prior to IPO

The Company’s former parent, GC Palomar Investor LP, adopted a 2014 Management Incentive Plan (in the form of profits interests) on February 12, 2014 under which certain officers and employees of PSIC and its affiliates were entitled to Class P Units in GC Palomar Investor LP. Class P unit holders were expected to realize value only upon the occurrence of liquidity events meeting requisite financial thresholds after the Class A unit holders recovered their investment. The Class P unit holders had no voting rights. The Company did not record stock based compensation expense related to this plan prior to 2019 because no liquidity events were probable of occurring.

On March 15, 2019, the Company modified its 2014 Management Incentive Plan by eliminating the requirement of a liquidity event to occur for the holders of its Class P units to realize value. The 12,552,825 Class P units outstanding were modified such that the vesting of each Class P unit holder’s awards was accelerated and their Class P distribution percentages were determined and distributed based on these percentages. This modification resulted in a stock compensation charge and corresponding increase to additional paid‑in capital of $23.0 million during the quarter ending March 31, 2019. The stock compensation charge is included in other underwriting expenses in the Company’s Unaudited Condensed Consolidated Statement of Income (Loss) and Comprehensive Income.

2019 Equity Incentive Plan

On April 16, 2019, the Company's 2019 Equity Incentive Plan (the 2019 Plan) became effective. The 2019 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units (RSUs), performance shares and units, and other cash-based or share-based awards. In addition, the 2019 Plan contains a mechanism through which the Company may adopt a deferred compensation arrangement in the future.

A total of 2,400,000 shares of common stock are initially authorized and reserved for issuance under the 2019 Plan. This reserve will automatically increase on January 1, 2020 and each subsequent anniversary through 2029, by an amount equal to the smaller of: 3% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or an amount determined by the board of directors.

Stock Options

Recipients of stock options can purchase shares of the Company’s common stock at a price equal to the stock's fair market value on the grant date, determined by the closing price of the Company's stock on the grant date.  Stock options vest over a two or four year period with 25% or 50% vesting on the first anniversary of the grant date and the remainder vesting monthly over the remaining period, subject to continued employment. Stock options expire ten years after the grant date.

The following table summarizes stock option transactions for the 2019 Plan for the nine months ended September 30, 2019:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2018	—	$—
Options granted	994,966	15.06
Options exercised	—	—
Options canceled	(9,760)	15.00
Outstanding at September 30, 2019	985,206	$15.06	9.54	$24,002
Vested and Exercisable at September 30, 2019	—	$—	—	$—

As of September 30, 2019, the Company had approximately $2.9 million of total unrecognized stock-based compensation expense related to stock options expected to be recognized over a weighted-average period of 2.43 years.

The fair value of each option granted was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Risk free rate of return (1)	2.28% - 2.45%
Expected share price volatility (2)	18.40% - 18.45%
Expected life in years (3)	5.64 - 6.08 years
Dividend yield (4)	0%

(1) Determined based on the U.S. Treasury yield in effect at the time of the grant for zero-coupon U.S. Treasury notes with remaining terms similar to the expected term of the options.

(2) Determined based on analysis of the volatility of a peer group of publicly traded companies.

(3) Determined using the “simplified method” for estimating the expected option life, which is the average of the weighted-average vesting period and contractual term of the option as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time its common stock has been publicly traded.

(4) Determined to be zero as the Company has not historically issued dividends.

Restricted Stock Units

Restricted stock units are valued on their date of grant and will vest on the first anniversary of the grant date.  The fair value of restricted stock units is determined by the closing price of the Company's stock on the grant date.

The following table summarizes restricted stock unit transactions for the 2019 Plan for the nine months ended September 30, 2019:

	Number of shares	Weighted-average grant date fair value
Non vested outstanding at December 31, 2018	—	$—
Granted	6,066	$16.49
Vested	—	$—
Forfeited	—	$—
Non vested outstanding at September 30, 2019	6,066	$16.49

As of September 30, 2019, the Company had approximately $0.1 million of total unrecognized stock-based compensation expense related to restricted stock units expected to be recognized over a weighted-average period of 0.56 years.

2019 Employee Stock Purchase Plan

On April 16, 2019, the Company's 2019 Employee Stock Purchase Plan (the 2019 ESPP) became effective. A total of 240,000 shares of common stock are initially authorized and reserved for issuance under the 2019 ESPP. In addition, the 2019 ESPP provides for annual increases in the number of shares available for issuance on January 1, 2020 and each subsequent anniversary through 2029, equal to the smaller of 240,000 shares of the Company’s common stock or such other amount as may be determined by the board of directors.

Under the 2019 ESPP purchases of common stock occur through employee participation in discrete offering periods.  In each discrete offering period, employee funds are withheld and stock purchases occur upon the conclusion of the offering period.  The first discrete offering period has not concluded as of September 30, 2019 and the Company did not issue any shares of common stock pursuant to the 2019 ESPP during the nine months ended September 30, 2019.

17. Management Incentive Plan

The Company’s former parent, GC Palomar Investor LP, adopted a 2014 Management Incentive Plan (in the form of profits interests) on February 12, 2014 under which certain officers and employees of PSIC and its affiliates are entitled to Class P Units in GC Palomar Investor LP. Class P unit holders are expected to realize value only upon the occurrence of liquidity events meeting requisite financial thresholds after the Class A unit holders have recovered their investment. The Class P unit holders have no voting rights. The Company did not record stock based compensation expense related to this plan for the years ended December 31, 2018, 2017 or 2016 because no liquidity events were probable of occurring. Class P units outstanding at December 31, 2018 and 2017 were 12,552,825 units and 12,432,825 units, respectively.